UNAUDITED CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Millions	Issued Capital Gross [Member]	Issuance Cost [Member]	Capital Reserve Capital Transactions And Treasury Shares [Member]	Cumulative Translation Adjustment [Member]	Cash Flow Hedge Highly Probable Future Exports [Member]	Actuarial Gains Losses On Defined Benefit Pension Plans [Member]	Other Comprehensive Income Loss And Deemed Cost [Member]	Legal [Member]	Statutory [Member]	Tax Incentives [Member]	Profit Retention [Member]	Additional Dividends Proposed [Member]	Retained earnings [member]	Equity Attributable To Shareholders Of Petrobras [Member]	Non-controlling interests [member]	Total
Beginning balance, value at Dec. 31, 2020	$ 107,380	$ (279)	$ 1,064	$ (73,936)	$ (24,590)	$ (15,034)	$ (1,174)	$ 8,813	$ 2,900	$ 1,102	$ 51,974	$ 1,128		$ 59,348	$ 528	$ 59,876
DisclosureEquityLineItems [Line Items]
Capital increase with reserves															2	2
Capital transactions			(691)											(691)	750	59
Net income													8,301	8,301	55	8,356
Other comprehensive income				934	3,141	1,134	141							5,350	(31)	5,319
Appropriations:
Dividends												(1,128)		(1,128)	(37)	(1,165)
Ending balance, value at Jun. 30, 2021	107,380	(279)	373	(73,002)	(21,449)	(13,900)	(1,033)	8,813	2,900	1,102	51,974		8,301	71,180	1,267	72,447
Beginning balance, value at Dec. 31, 2021	107,380	(279)	1,143	(75,122)	(24,169)	(11,205)	(1,152)	9,769	3,084	1,220	52,050	6,688		69,407	405	69,812
DisclosureEquityLineItems [Line Items]
Capital transactions			1											1	(18)	(17)
Net income													19,615	19,615	74	19,689
Other comprehensive income				591	4,990		145							5,726	23	5,749
Appropriations:
Dividends											(1,503)	(6,688)	(8,180)	(16,371)	(45)	(16,416)
Ending balance, value at Jun. 30, 2022	$ 107,380	$ (279)	$ 1,144	$ (74,531)	$ (19,179)	$ (11,205)	$ (1,007)	$ 9,769	$ 3,084	$ 1,220	$ 50,547		$ 11,435	$ 78,378	$ 439	$ 78,817